Property and Equipment, net (Tables)	12 Months Ended
Jul. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	2014	2013

Leased property	$266,018	$266,018
Accumulated Depreciation	(118,216)	(74,491)
Property and Equipment, net	$147,802	$191,527